Interest Income and Interest Expense (Details Narrative) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Purchase receivables			$ 4.8
Factoring facility	$ 13.6
Accounts receivable factored	0.0	$ 4.1
Unused portion of financing facilities	$ 13.6	$ 9.5
Minimum [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Interest rate	1.20%	1.20%
Maximum [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Interest rate	1.25%	1.25%